UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [   ]  is a restatement.
                                       [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:        FLETCHER ASSET MANAGEMENT, INC.
Address:     452 Fifth Avenue
             HSBC Tower, 29th Floor
             NEW YORK, NEW YORK 10018

Form 13F File Number: 28-3480

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             PETER ZAYFERT
Title:            EXECUTIVE VICE PRESIDENT
Phone:            (212) 284-4800

Signature, Place, and Date of Signing:


   /s/ Peter Zayfert
------------------------------   ------------------------  ---------------------
      PETER ZAYFERT                 NEW YORK, NEW YORK       August 12, 2005
      EXECUTIVE VICE PRESIDENT


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            1

Form 13F Information Table Entry Total:                       28

Form 13F Information Table Value Total:                       $140,451
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.           Form 13F File Number       Name

         1             28-10204                   FLETCHER INTERNATIONAL, LTD.

                                                      FORM 13F INFORMATION TABLE


                                                       Fair                                                 Voting Authority
                                                      Market     Shares                                     -------------------
                              Title of      CUSIP      Value    Principal  SH/   Put/  Investment  Other    (A)     (B)     (C)
   Name of Issuer              Class       Number    (x$1,000)   Amount    PRN   Call  Discretion Managers  Sole  Shared   None
   --------------              -----      --------   ---------  ---------  ---   ----  ---------- --------  ----  ------   ----
Allied Waste Inds Inc        COM          019589308        58       7,300  SH           Defined      1       X
Cal Dive Int Inc             COM          127914109     9,151     174,746  SH           Defined      1       X
Casella Waste Sys Inc        CL A         147448104        86       7,200  SH           Defined      1       X
Champion Enterprises Inc     COM          158496109    15,067   1,515,763  SH           Defined      1       X
Cooper Cameron Corp          COM          216640102     1,700      27,390  SH           Defined      1       X
Devry Inc DEL                COM          251893103       121       6,100  SH           Defined      1       X
Faro Technologies Inc        COM          311642102       706      25,900  SH           Defined      1       X
Fleetwood Enterprises Inc    COM          339099103     1,644     161,977  SH           Defined      1       X
FLIR Sys Inc                 COM          302445101       722      24,200  SH           Defined      1       X
Input/Output Inc             COM          457652105     1,174     187,000  SH           Defined      1       X
Ishares TR                   Put          464287955    21,977     345,000  SH   Put     Defined      1       X
ITT Educational Services Inc COM          45068B109       118       2,200  SH           Defined      1       X
Mechanical Technology Inc    COM          583538103     5,441   1,528,242  SH           Defined      1       X
Newpark Res Inc              COM          651718504    12,534   1,671,200  SH           Defined      1       X
Oceaneering Int Inc          COM          675232102       278       7,200  SH           Defined      1       X
Oil Service HOLDRS TR       Depostry Rcpt 678002106     7,644      74,960  SH           Defined      1       X
Oil Service HOLDRS TR        Put          678002956    40,533     397,500  SH   Put     Defined      1       X
Oil Sts Intl Inc             COM          678026105       342      13,600  SH           Defined      1       X
Orbotech Ltd                 ORD          M75253100       703      32,700  SH           Defined      1       X
NASDAQ 100 TR                Unit Ser 1   631100104     1,126      30,600  SH           Defined              X
Plug Power Inc               COM          72919P103    12,329   1,799,791  SH           Defined      1       X
SPDR TR                      Unit Ser 1   78462F103     5,912      49,606  SH           Defined      1       X
SPDR TR                      Unit Ser 1   78462F103        52         440  SH           Defined              X
Superior Energy Svcs Inc     COM          868157108       374      21,000  SH           Defined      1       X
Tetra Tech Inc NEW           COM          88162G103        54       4,000  SH           Defined      1       X
TRC Cos Inc                  COM          872625108       161      13,705  SH           Defined      1       X
Waste Connections Inc        COM          941053100       145       3,900  SH           Defined      1       X
W-H Energy Svcs Inc          COM          92925E108       299      12,000  SH           Defined      1       X
